Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses
Salaries and wages	$ 1,361,706	$ 2,044,882
Professional fees	1,201,956	1,669,202
General and administrative	595,306	2,169,577
Warrant Expense	0	6,769,562
Impairment of assets under construction	892,639	48,998
Total Operating Expenses	4,051,607	12,702,221
Loss from Operations	(4,051,607)	(12,702,221)
Other Income & Expenses
Interest expense, net	(1,281,134)	(614,749)
Amortization of debt discount	(1,160,983)	(44,960)
Loss on settlement of debt	(279,432)	(1,105,203)
Change in fair value of liability	0	(124,542)
Change in fair value of derivative liability	(1,206,857)	0
Income from legal settlement	100,000	0
Total Other Income & Expenses	(3,828,406)	(1,889,454)
Loss Before Income Taxes	(7,880,013)	(14,591,675)
Provision for income taxes	0	0
Net Loss	$ (7,880,013)	$ (14,591,675)
Net Loss per Common Share Basic and Diluted	$ (0.06)	$ (0.13)
Weighted Average Number of Common Shares Outstanding	124,725,638	111,735,383